Introduction - Initial application of standards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]	Jan. 01, 2019	Jan. 01, 2018
ASSETS
Investments in joint ventures	$ 2,867	$ 2,966					$ 2,989
Contract costs, net	4	0					4
Deferred tax assets	202	180					191
Other non-current assets	126	113					113
Trade receivables, net	343	386					339
Contract assets, net	37	0					28
LIABILITIES
Contract liabilities	87	0	[1]				51
Provisions and other current liabilities	494	425	[1]				379
Current income tax liabilities	58	81	[1]
Deferred tax liabilities	233	56	[1]				62
EQUITY
Retained profits and loss for the year	2,525	3,035					3,045
Non-controlling interests	249	185	[1]				181
Revenue	4,074	4,076	[2]	$ 4,043
Cost of sales	(1,146)	(1,205)	[2]	(1,175)
Operating expenses	(1,674)	(1,593)	[2]	(1,627)
Share of profit in joint ventures in Guatemala and Honduras	154	140	[2],[3]	115	[3]
Charge for taxes, net	(116)	(158)	[2]	$ (179)
Finance lease liabilities	353	$ 365
Increase (decrease) due to application of IFRS 15 [member]
ASSETS
Investments in joint ventures	28
Contract costs, net	4
Deferred tax assets	2
Contract assets, net	37
LIABILITIES
Contract liabilities	87
Provisions and other current liabilities	(82)
Current income tax liabilities	3
Deferred tax liabilities	7
EQUITY
Retained profits and loss for the year	57
Non-controlling interests	3
Revenue	(77)
Cost of sales	48
Operating expenses	40
Share of profit in joint ventures in Guatemala and Honduras	2
Charge for taxes, net	(1)
Calculated Under Guidance in Effect Prior to Adoption of IFRS 15 [Member]
ASSETS
Investments in joint ventures	2,839
Contract costs, net	0
Deferred tax assets	200
Contract assets, net	0
LIABILITIES
Contract liabilities	0
Provisions and other current liabilities	576
Current income tax liabilities	55
Deferred tax liabilities	226
EQUITY
Retained profits and loss for the year	2,468
Non-controlling interests	246
Revenue	4,151
Cost of sales	(1,194)
Operating expenses	(1,714)
Share of profit in joint ventures in Guatemala and Honduras	152
Charge for taxes, net	$ (115)
IFRS 15 [Member]
ASSETS
Investments in joint ventures							27
Contract costs, net							4
Deferred tax assets							0
Other non-current assets							0
Trade receivables, net							0
Contract assets, net							29
LIABILITIES
Contract liabilities							51
Provisions and other current liabilities							(46)
Deferred tax liabilities							7
EQUITY
Retained profits and loss for the year							48
Non-controlling interests							0
IFRS 9 [Member]
ASSETS
Investments in joint ventures							(4)
Contract costs, net							0
Deferred tax assets							10
Other non-current assets							(1)
Trade receivables, net							(47)
Contract assets, net							(1)
LIABILITIES
Contract liabilities							0
Provisions and other current liabilities							0
Deferred tax liabilities							(1)
EQUITY
Retained profits and loss for the year							(38)
Non-controlling interests							$ (5)
Minimum [Member]
EQUITY
Revenue From Contracts with Customers, Subscription Period	12 months
Maximum [Member]
EQUITY
Revenue From Contracts with Customers, Subscription Period	36 months
Forecast [Member] | Increase (Decrease) Due To Application of IFRS 16 [Member]
EQUITY
Finance lease liabilities						$ 600

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[3]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.